Salaries and social security taxes payable (Tables)	12 Months Ended
Dec. 31, 2022
Salaries And Social Security Taxes Payable
Schedule of salaries and social security taxes payable

	12.31.22	12.31.21
Non-current
Seniority-based bonus	771	776

Current
Salaries payable and provisions	8,258	7,748
Social security payable	1,052	1,002
Early retirements payable	29	46
Total current	9,339	8,796

Schedule of salaries and social security taxes charged to profit or loss

	12.31.22	12.31.21	12.31.20
Salaries	23,566	21,934	23,945
Social security taxes	9,165	8,530	9,312
Total salaries and social security taxes	32,731	30,464	33,257